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                                   FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2001
                                                        --------------

                Check here if Amendment [ ]: Amendment Number:

                       This Amendment (Check only one):

                       [_] is a restatement
                       [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     Maple Row Management, Inc.
Address:  112 Rowayton Avenue
          Rowayton, CT 06853


Form 13F File Number:28-05487
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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eric Blattman
Title:    President
Phone:    (203) 854-5015

Signature, Place and Date of Signing:

 /s/ Eric Blattman                   112 Rowayton Avenue,    May 16, 2001
---------------------------------
                                     Rowayton
                                     Connecticut 06853

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT
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                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:           0


Form 13F Information Table Entry Total:      20



Form 13F Information Table Value Total:      $30,699.8 (thousands)


List of Other Included Managers:             None

                                       2
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

                                                    Form 13F INFORMATION TABLE

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       Column 1              Column 2    Column 3     Column 4            Column 5         Column 6     Column 7       Column 8
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       Name of             Class Title    CUSIP    Value (x$1000)  Shrs or   SH/PRN  Put/  Investment     Other    Voting authority
                                                                                                                  ------------------
        Issuer                                                      prn amt.         Call  discretion   managers  Sole  Shared  None
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
ACTEL CORP                   Common     004934105       899.3        44,000     SH    --      Yes         None    Sole    --     --
APPLIED FILMS CORP           Common     038197109     6,479.8       560,415     SH    --      Yes         None    Sole    --     --
ATMEL CORP                   Common     049513104     1,107.8       112,900     SH    --      Yes         None    Sole    --     --
ATMI INC                     Common     00207R101     1,727.9        93,400     SH    --      Yes         None    Sole    --     --
CHIPPAC INC                   CL A      169657103        73.1        15,000     SH    --      Yes         None    Sole    --     --
COINSTAR INC                 Common     19259P300     3,321.2       198,282     SH    --      Yes         None    Sole    --     --
COORSTECK INC.               Common     217020106       239.3         8,900     SH    --      Yes         None    Sole    --     --
CREDENCE SYSTEMS CORP        Common     225302108     1,355.1        66,100     SH    --      Yes         None    Sole    --     --
DIVERSINET CORP              Common     25536K204       642.9       428,572     SH    --      Yes         None    Sole    --     --
EMCORE CORP                  Common     290846104     1,127.8        45,000     SH    --      Yes         None    Sole    --     --
I-MANY INC                   Common     44973Q103     1,964.5       172,700     SH    --      Yes         None    Sole    --     --
KRISPY KREME DOUGHNUTS INC.  Common     501014104     1,660.0        50,000     SH    --      Yes         None    Sole    --     --
KULICKE & SOFFA INDS INC     Common     501242101       418.5        31,100     SH    --      Yes         None    Sole    --     --
MANUFACTURERS SERVICES LTD   Common     565005105     1,520.8       508,600     SH    --      Yes         None    Sole    --     --
OAK TECHNOLOGY INC           Common     671802106     2,121.5       359,200     SH    --      Yes         None    Sole    --     --
PINNACLE SYSTEMS INC         Common     723481107     1,094.7       130,000     SH    --      Yes         None    Sole    --     --
REMEC INC                    Common     759543101     1,261.0       126,100     SH    --      Yes         None    Sole    --     --
SAGE INC                     Common     786632109       325.0        50,000     SH    --      Yes         None    Sole    --     --
TTM Technologies, Inc.       Common     87305R109       392.1        77,500     SH    --      Yes         None    Sole    --     --
ZORAN CORP                   Common     98975F101     2,967.6       193,800     SH    --      Yes         None    Sole    --     --
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                                                    $30,699.8
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